Liquidity and Capital Resources	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Liquidity and Capital Resources

The Company continues to incur ongoing administrative and other expenses, including public company expenses, in excess of corresponding revenue.

The Company intends to finance its activities through:

·	managing current cash and cash equivalents on hand from our past equity offerings,
·	seeking additional funds raised through the sale of additional securities in the future,
·	increasing revenue from the monetization of its patent portfolios, license fees, and new business ventures.

The Company’s business will require significant amounts of capital to sustain operations and make the investments it needs to execute its longer term business plan. The Company’s working capital amounted to $1,055,625 and $3,975,324 at September 30, 2013 and December 31, 2012, respectively and, cash on hand amounted to $2,541,743 and $4,498,237, respectively.  Upon closing of the Merger on September 10, 2013, the North South cash balance (approximately $2,684,363) became available for the operations of the Company.

The Company in November of 2013 sold an aggregate of 304,250 shares of its newly designated Series F Preferred Stock and 48,438 shares of common stock to five accredited investors for gross proceeds to the Company of $2,235,000 pursuant to subscription agreements. The effective purchase price per share of Common Stock and 156,250 of the Series F Preferred Stock was $6.40 for $1,310,000 of such investment and 148,000 shares of Series F Stock was $6.25 for $925,000 of such investment. The proceeds of the sale of the common stock and Series F Convertible Preferred Stock will be used to further the operations of the Company (Series F Convertible Preferred Stock - see Note 8, Subsequent Events).

Disputes regarding the assertion of patents and other intellectual property rights are highly complex and technical.  The Company may be forced to litigate against others to enforce or defend its intellectual property rights or to determine the validity and scope of other parties’ proprietary rights. The defendants or other third parties involved in the lawsuits in which the Company is involved may allege defenses and/or file counterclaims or initiate inter parties reviews in an effort to avoid or limit liability and damages for patent infringement or cause the Company to incur additional costs as a strategy. If such efforts are successful, they may have an impact on the value of the patents and preclude the Company from deriving revenue from the patents. The patents could be declared invalid by a court or the US Patent and Trademark Office, in whole or in part, or the costs of the Company can increase.

As a result, a negative outcome of any such litigation, or one or more claims contained within any such litigation, could materially and adversely impact the Company’s business. Additionally, the Company anticipates that legal fees which are not included in contingency fee arrangements, experts and other expenses will be material and could have an adverse effect on its financial condition and results of operations if its efforts to monetize these patents are unsuccessful.

 In addition, the costs of enforcing the Company’s patent rights may exceed its recoveries from such enforcement activities. Accordingly, in order for the Company to generate a profit from its patent enforcement and monetization activities, the revenues from such enforcement and monetization activities must be high enough to offset both the cash outlays and the contingent fees payable from such revenues, including any profit sharing arrangements with inventors or prior owners of the patents. The Company’s failure to monetize its patent assets or the occurrence of unforeseen circumstances that could have a negative impact on the Company’s liquidity could significantly harm its business.

Should the Company be unsuccessful in its efforts to execute its business plan, it could become necessary for the Company to reduce expenses, curtail its operation or explore various alternative business opportunities or possibly suspend or discontinue its business activities.

We continue to incur ongoing administrative and other expenses, including public company expenses, without any corresponding revenue.  If we re-commence our pharmaceutical development efforts, we will begin to incur substantial development costs and will not likely receive any revenue for the foreseeable future.

Until such time as we earn revenue from our pharmaceutical development business or from a new business venture, we intend to finance our activities through:

·               the remaining proceeds of our equity offerings; and

·               additional funds we will seek to raise through the sale of additional securities in the future.

Working capital was $4.0 million and $4.6 million at December 31, 2012 and December 31, 2011, and cash on hand was $4.5 million and $4.9 million, respectively.  Management believes that this cash on hand will be sufficient to sustain operations for the next twelve months.

In early December 2012, we sold the stock of our subsidiary Spherix Consulting, Inc. for nominal consideration.  This sale allows the Company to minimize its administrative and other costs pending completion of the Company’s review of its strategic alternatives.

In November 2012, the Company obtained net proceeds of approximately $2.3 million in a private placement of common stock and warrants.   The Company sold an aggregate of 483,657 shares of common stock at a price of $5.324 per share along with warrants to purchase an additional 483,657 shares of common stock at an exercise price of $6.53 per share.  The warrants are exercisable for a period of five years.  The Company has agreed to register the common stock sold in the offering and the common stock issuable upon exercise of the warrants.  Failure on the part of the Company to satisfy certain registration deadlines may subject the Company to payment of certain monetary penalties.  The investors have agreed to temporarily waive their right to cause the Company to register these shares.  The investors have the right to participate for 100% of any future debt or equity offerings of the Company during the two years following the Closing.

In early 2013, nearly all of the warrants issued in November 2012 were exchanged for shares of Series C Convertible Preferred Stock.

In February 2012, the Company obtained net proceeds of approximately $1.1 million in a registered direct offering of common stock and warrants.   Both the common stock issued in the offering and the underlying common stock for the warrants issued in the offering were previously registered under a Form S-3 shelf registration statement declared effective by the SEC in October 2009.

We believe our current capital is inadequate to pursue business opportunities, which we may desire to pursue in the future and as a result we anticipate we will need to raise additional funds from time to time, which could take the form of debt, equity, convertible securities or a combination of the above. We may be required to raise capital at prices that are below our current market capitalization value.

The Company cannot be assured that it will be able to attract an investor in our securities or raise the additional funds it will likely require in the future; that the Company will be able to obtain any required stockholder approval; or that the Company will be able to successfully complete additional offerings or sales of its securities. If we reach a point where we are unable to raise needed additional funds to continue our business activities, we will be forced to cease our business activities in which case the Company could also be required to terminate its operations and dissolve. However, we believe that the Company presently has sufficient cash balances to continue as a going concern for the next 12 months based upon its reduced requirements for salaries and other expenses following the disposition of the consulting segment and the reduced activity of its research and development program.